Document and Entity Information	Jan. 08, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 08, 2022
Entity Registrant Name	GLADSTONE ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40707
Entity Tax Identification Number	86-1458374
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001843248
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	GLEE
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	GLEEW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GLEEU
Security Exchange Name	NASDAQ